Cash, cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $190.4 million and $246.5 million as of June 30, 2021 and December 31, 2020, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings and Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, our Brazilian Development Bank (“BNDES”) financing and other debt. See Note 12—Debt.
The following is a reconciliation of cash, cash equivalents and restricted cash as of June 30, 2021, December 31, 2020 and June 30, 2020:

	June 30, 2021	December 31, 2020	June 30, 2020
Cash and cash equivalents	$1,402,918	$1,248,772	$2,382,655
Restricted cash	190,447	246,518	260,466
Total cash, cash equivalents and restricted cash	$1,593,365	$1,495,290	$2,643,121